Valuation and Qualifying Accounts (Parenthetical) (Detail) - Allowance for Doubtful Accounts - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances and reserves	$ 1,146	[1]	$ 1,037	[1]	$ 739	$ 645
Long-term device installment plan receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances and reserves	$ 301		$ 155

[1]	Allowance for Uncollectible Accounts Receivable includes approximately $301 million and $155 million at December 31, 2016 and 2015, respectively, related to long-term device payment plan receivables.